Bank and other Loans and Banking Facilities - Schedule of Long-Term Bank Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Bank loans	$ 170,397,000	$ 134,663,000
Loan from Bank of China
Debt Instrument [Line Items]
Bank loans		$ 62,172,000
Bank loans, Repayment Frequency		Semi-annually
Loan from Bank of Guangzhou
Debt Instrument [Line Items]
Bank loans		$ 64,006,000
Bank loans, Repayment Frequency		Semi-annually
Loan from Shenzhen Rural Commercial Bank
Debt Instrument [Line Items]
Bank loans	$ 85,617,000	$ 8,485,000
Bank loans, Repayment Frequency	per month	per month
Loan from China Citic Bank
Debt Instrument [Line Items]
Bank loans	$ 84,780,000
Bank loans, Repayment Frequency	Semi-annually